Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Shareholders' Equity
Shareholders' Equity

Note M—Shareholders' Equity

Market Auction Preferred Stock

        The MAPS have a liquidation value of $100,000 per share and are not convertible. The dividend rate, other than the initial rate, for each dividend period for each series is to be reset approximately every seven weeks (49 days) on the basis of orders placed in an auction, provided such auctions are able to occur. At the present time, there is no ability to conduct such auctions. Therefore, the MAPS certificates of determination dictate that a "maximum applicable rate" (as calculated on each auction date pursuant to the certificates of determination) be paid on the MAPS. At December 31, 2012, the dividend rate for Series A MAPS was 0.50% and the dividend rate for Series B MAPS was 0.36%.

Paid-in Capital

        We recorded approximately $2.6 million in 2012, $(8.0) million in 2011 and $2.8 million in 2010 in Paid-in capital for debt issue cost, compensation and other expenses paid by AIG on our behalf, which we were not required to pay. We adjusted Paid-in capital by $8.0 million for the year ended December 31, 2011, resulting from an adjustment for forfeited pension benefits. The pension expenses had been recorded in Paid-in capital in previous years when recognized.

        In addition, in 2012 we received one corporate aircraft from AIG and recorded $16.7 million, net of taxes of $9.2 million, as a capital contribution in Paid-in capital to reflect the transaction.

Accumulated Other Comprehensive (Loss) Income

        Accumulated other comprehensive (loss) income consists of changes in fair value of derivative instruments that qualify as cash flow hedges and unrealized gains and losses on marketable securities classified as "available-for-sale." The fair value of derivatives is based upon a model that employs current interest and volatility rates as well as other observable inputs as applicable. The fair value of marketable securities was determined using quoted market prices.

        At December 31, 2012 and 2011, our accumulated other comprehensive (loss) income consisted of the following:

	2012	2011
	(Dollars in thousands)
Cumulative unrealized (loss) gain related to cash flow hedges, net of tax of $7,054 (2012) and $10,642 (2011)	$(12,931)	$(19,764)
Cumulative unrealized gain related to securities available for sale, net of tax of $240 (2012) and $68 (2011)	440	127

Total accumulated other comprehensive (loss) income	$(12,491)	$(19,637)

Retained Earnings

        We recorded $25.4 million, net of taxes of $11.8 million, as a dividend charged to Retained earnings during 2012 when we transferred two corporate aircraft to AIG.